Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2020
Equity Method Investments [Abstract]
Summarized financial information of equity method investments
The condensed financial statements of Teva Takeda Pharma and Teva Takeda Yakuhin is as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Revenue	¥103,719	¥89,686	¥79,987
Net loss for the year	(66,301)	(87,106)	(49,443)
Other comprehensive income (loss)	—	—	—
Total comprehensive loss for the year	(66,301)	(87,106)	(49,443)
Total comprehensive loss for the year (49.0%)	(32,487)	(42,682)	(24,227)
Other	(137)	211	32
Takeda’s share of comprehensive loss for the year	¥(32,624)	¥(42,471)	¥(24,195)

	JPY (millions) As of March 31
	2019	2020
Non-current assets	¥111,379	¥93,221
Current assets	108,423	114,827
Non-current liabilities	(15,615)	(11,365)
Current liabilities	(18,695)	(17,631)
Equity	¥185,492	¥179,052
Takeda’s share of equity (49.0%)	¥90,891	¥87,735
Goodwill	32,921	10,921
Deferred gain	(39,881)	(24,689)
Carrying amount of investments accounted for using the equity method	¥83,931	¥73,967
Financial information for associates, which are individually immaterial to Takeda, is as follows: These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Net profit (loss) for the year	¥425	¥(1,156)	¥208
Other comprehensive income (loss)	382	(94)	(181)
Total comprehensive income (loss) for the year	¥807	¥(1,250)	¥27
The carrying amount of the investments in associates, which are individually immaterial to Takeda, is as follows:

	JPY (millions) As of March 31
	2019	2020
Carrying amount of investments accounted for using the equity method	¥24,254	¥33,367